Capital adequacy	12 Months Ended
Dec. 31, 2018
Capital adequacy
37 Capital adequacy
The Group is subject to the Basel III framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks (Swiss Requirements), which include capital, liquidity, leverage and large exposure requirements and rules for emergency plans designed to maintain systemically relevant functions in the event of threatened insolvency. The legislation implementing the Basel III framework in Switzerland in respect of capital requirements for systemically relevant banks, including the Group, goes beyond the Basel III minimum standards for systemically relevant banks. The Swiss total loss-absorbing capacity (TLAC) standards are being phased in from 2016 through 2019 and are fully effective on January 1, 2020. The Group, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
The Swiss regulation framework includes certain requirements for Swiss banks classified as systemically important banks operating internationally, such as the Group. It contains two different minimum requirements for loss-absorbing capacity: global systemically important banks must hold sufficient capital that absorbs losses to ensure continuity of service (going concern requirement), and they must issue sufficient debt instruments to fund an orderly resolution without recourse to public resources (gone concern requirement). Going concern capital and gone concern capital together form the Group’s total loss-absorbing capacity. The going concern and gone concern requirements are generally aligned with the Financial Stability Board’s total loss-absorbing capacity standard. The Swiss requirements are subject to phase-in and grandfathering provisions for certain outstanding instruments, and have to be fully applied by January 1, 2020. Banks that do not maintain the minimum requirements may be limited in their ability to pay dividends and make discretionary bonus payments and other earnings distributions.
The Group’s balance sheet positions and off-balance sheet exposures translate into risk-weighted assets, which are categorized as credit, market and operational risk-weighted assets. When assessing risk-weighted assets, it is not the nominal size, but rather the nature (including risk mitigation such as collateral or hedges) of the balance sheet positions or off-balance sheet exposures that determines the risk-weighted assets.
Leverage exposure consists of period-end balance sheet assets and prescribed regulatory adjustments.
Capital ratios measure the Group’s capital components against risk-weighted assets and leverage ratios measure them against the end-of-period leverage exposure.
As of December 31, 2018 and 2017, the Group’s capital position exceeds its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Group’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2018 and 2017, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Swiss metrics
	Phase-in
end of	2018	2017
Swiss capital (CHF million)
Swiss CET1 capital	35,719	36,567
Going concern capital	49,443	53,131
Gone concern capital	35,678	35,712
Total loss-absorbing capacity	85,121	88,843
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	285,193	273,436
Leverage exposure	881,386	919,053
Swiss capital ratios (%)
Swiss CET1 ratio	12.5	13.4
Going concern capital ratio	17.3	19.4
Gone concern capital ratio	12.5	13.1
TLAC ratio	29.8	32.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.1	4.0
Going concern leverage ratio	5.6	5.8
Gone concern leverage ratio	4.0	3.9
TLAC leverage ratio	9.7	9.7
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.46	9.0
Going concern capital ratio requirement	12.86	12.0
Gone concern capital ratio requirement	8.9	6.2
TLAC ratio requirement	21.76	18.2
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.9	2.6
Going concern leverage ratio requirement	4.0	3.5
Gone concern leverage ratio requirement	3.0	2.0
TLAC leverage ratio requirement	7.0	5.5
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
As of December 31, 2018 and 2017, Credit Suisse Group AG was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
36 Capital adequacy
The Bank is subject to the Basel III framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks (Swiss Requirements). The Bank, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
> Refer to “Note 37 – Capital adequacy” in VI – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2018 and 2017, the Bank’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2018 and 2017, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2018 and 2017, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
	Phase-in
end of	2018	2017
Swiss capital (CHF million)
Swiss CET1 capital	38,810	38,288
Going concern capital	51,634	53,995
Gone concern capital	35,683	35,771
Total loss-absorbing capacity (TLAC)	87,317	89,766
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	286,682	273,332
Leverage exposure	885,854	921,793
Swiss capital ratios (%)
Swiss CET1 ratio	13.5	14.0
Going concern capital ratio	18.0	19.8
Gone concern capital ratio	12.4	13.1
TLAC ratio	30.5	32.8
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	4.4	4.2
Going concern leverage ratio	5.8	5.9
Gone concern leverage ratio	4.0	3.9
TLAC leverage ratio	9.9	9.7
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.46	9.0
Going concern capital ratio requirement	12.86	12.0
Gone concern capital ratio requirement	8.9	6.2
TLAC ratio requirement	21.76	18.2
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	2.9	2.6
Going concern leverage ratio requirement	4.0	3.5
Gone concern leverage ratio requirement	3.0	2.0
TLAC leverage ratio requirement	7.0	5.5